Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

	June 30,	December 31,
Classification	2019	2018
Furniture	$188,061	$170,341
Leasehold improvements	305,864	203,387
Total cost	493,925	373,728
Accumulated depreciation	(253,993)	(220,586)
Net cost	$239,932	$153,142
Land	2,633,930	-
Total property and equipment	2,873,862	153,142

	As of December 31,
Classification	2018	2017
Furniture	$170,341	$9,899
Leasehold improvements	203,387	210,636
Total cost of property and equipment	373,728	220,535
Accumulated depreciation	(220,586)	(191,618)
Property and equipment, net	$153,142	$28,917